DUE TO RELATED PARTIES	12 Months Ended
Sep. 30, 2023
DUE TO RELATED PARTIES
DUE TO RELATED PARTIES	NOTE 5. DUE TO RELATED PARTIES The amounts represented temporary advances from the directors and a shareholder of the Company, which were unsecured, interest-free and had no fixed terms of repayments.